FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2013
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$698,307	$—	$—	$698,307
Commercial paper	—	12,000	—	12,000
Time deposits	—	32,325	—	32,325
Marketable securities:
Corporate debt security	—	1,008	—	1,008
Equity securities	4,996	—	—	4,996
Long-term investments:
Auction rate security	—	—	8,920	8,920
Marketable equity securities	11,711	—	—	11,711
Total	$715,014	$45,333	$8,920	$769,267

Liabilities:
Contingent consideration arrangement	$—	$—	$(43,625)	$(43,625)

	December 31, 2012
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$545,290	$—	$—	$545,290
Time deposits	—	11,994	—	11,994
Marketable securities:
Corporate debt securities	—	13,627	—	13,627
Equity security	6,977	—	—	6,977
Long-term investments:
Auction rate security	—	—	8,100	8,100
Marketable equity securities	31,244	—	—	31,244
Total	$583,511	$25,621	$8,100	$617,232
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2013		December 31, 2012
	Auction Rate Security	Contingent Consideration Arrangement	Auction Rate Security	Contingent Consideration Arrangement
	(In thousands)
Balance at January 1	$8,100	$—	$5,870	$(10,000)
Total net gains (losses):
Included in earnings (unrealized)	—	(343)	—	—
Included in other comprehensive income (loss)	820	(2,445)	2,230	—
Fair value at date of acquisition	—	(40,837)	—	—
Settlements	—	—	—	10,000
Balance at December 31	$8,920	$(43,625)	$8,100	$—
There are no gains or losses included in earnings for the year ended December 31, 2011, relating to the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs.
Auction rate security
The Company's auction rate security is valued by discounting the estimated future cash flow streams of the security over the life of the security. Credit spreads and other risk factors are also considered in establishing fair value. The cost basis of the auction rate security is $10.0 million, with gross unrealized losses of $1.1 million and $1.9 million at December 31, 2013 and December 31, 2012, respectively. The unrealized losses are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. At December 31, 2013, the auction rate security is rated A-/WR and matures in 2035. The Company does not consider the auction rate security to be other-than-temporarily impaired at December 31, 2013, due to its high credit rating and because the Company does not intend to sell this security, and it is not more likely than not that the Company will be required to sell this security, before the recovery of its amortized cost basis, which may be maturity.
Contingent consideration arrangement
The contingent consideration arrangement entered into in 2013 arose from the acquisition of Twoo (see Note 5 for additional information). The fair value of the contingent consideration arrangement was determined using a probability-weighted analysis, and reflects a discount rate of 15%, which captures the risks associated with the obligation. The probability-weighted analysis consists of the Company's multi-scenario forecasts of Twoo's earnings and the number of users of Twoo.com in accordance with the contingent consideration arrangement through December 31, 2015, and the Company's estimate of the probability of each scenario occurring. The discounted liability of the contingent consideration arrangement ranges from $34.2 million to $51.4 million in these scenarios at December 31, 2013. These multi-scenario forecasts and related probability assessments were based primarily on management's internal projections and strategic plans, with limited additional consideration given to growth trends of similarly situated businesses. The fair value of the contingent consideration arrangement is sensitive to changes in the discount rate and changes in the forecasts of earnings and website users. The Company remeasures the fair value of the contingent consideration arrangement each reporting period, and changes are recognized in “General and administrative expense” in the accompanying consolidated statement of operations. The contingent consideration arrangement liability at December 31, 2013 includes a current portion of $7.1 million and non-current portion of $36.5 million, which are included in “Accrued expenses and other current liabilities” and “Other long-term liabilities,” respectively, in the accompanying consolidated balance sheet.
The contingent consideration arrangement in 2012 related to OkCupid, which was acquired in January 2011.
Financial instruments measured at fair value only for disclosure purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$—	$—	$(15,844)	$(15,875)
Long-term debt, net of current maturities	(1,080,000)	(1,058,396)	(580,000)	(581,994)

The fair value of long-term debt, including current maturities, is estimated using market prices or indices for similar liabilities and taking into consideration other factors such as credit quality and maturity, which are Level 3 inputs.